Goodwill, Net - Schedule of Goodwill and Accumulated Impairment Losses (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning	¥ 542,578
Addition for business combination		542,578
Gross Ending	542,578	542,578
Accumulated impairment loss	(542,578)	(426,410)
Net Amount of goodwill		116,168
Impairment loss	(116,168)	(426,410)
Wealth Management [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination
Gross Ending
Accumulated impairment loss
Net Amount of goodwill
Impairment loss
Insurance Agency [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning	542,578
Addition for business combination		542,578
Gross Ending	542,578	542,578
Accumulated impairment loss	(542,578)	(426,410)
Net Amount of goodwill		116,168
Impairment loss	¥ (116,168)	¥ (426,410)